Mast Global Battery Recycling & Production ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Automobile Components - 2.7%
Tianneng Battery Group Co. Ltd. - Class A	19,600	$79,563
Tianneng Power International Ltd.	103,614	93,572
		173,135

Automobiles - 13.3%
BYD Co. Ltd. - Class A	11,200	297,702
Lucid Group, Inc.(a)	19,348	63,848
Renault S.A.	2,800	116,746
Tesla, Inc.(a)	1,904	384,380
		862,676

Chemicals - 7.9%
Ganfeng Lithium Group Co. Ltd. - Class A	14,000	77,948
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	25,200	72,308
LG Chem Ltd.	560	190,508
Tianqi Lithium Corp. - Class A	11,200	83,503
Umicore S.A.	4,144	86,504
		510,771

Commercial Services & Supplies - 3.0%
Cleanaway Waste Management Ltd.	63,168	110,234
Sungeel Hitech Co. Ltd.(a)	1,120	82,427
		192,661

Electric Utilities - 1.5%
Fortum Oyj	7,840	97,990

Electrical Equipment - 20.8%
Camel Group Co. Ltd. - Class A	84,000	87,115
Contemporary Amperex Technology Co. Ltd. - Class A	23,900	543,271
Ecopro BM Co. Ltd.(a)	560	112,076
EnerSys	1,036	95,188
Eve Energy Co. Ltd. - Class A	14,000	74,562
Gotion High-tech Co. Ltd. - Class A(a)	28,000	77,033
LG Energy Solution Ltd.(a)	560	168,850
Sociedad Quimica y Minera de Chile S.A. - ADR	1,960	97,451
Zhejiang Narada Power Source Co. Ltd. - Class A(a)	50,400	81,276
		1,336,822

Electronic Equipment, Instruments & Components - 2.5%
Samsung SDI Co. Ltd.	560	158,546

Household Durables - 4.1%
Panasonic Holdings Corp.	28,040	266,124

Metals & Mining - 38.9%(b)
BHP Group Ltd.	17,220	492,579
Boliden AB	3,696	93,709
CMOC Group Ltd. - Class A	154,000	131,665
Dowa Holdings Co. Ltd.	2,806	98,033
First Quantum Minerals Ltd.	7,672	72,856
GEM Co. Ltd. - Class A	112,000	83,456
Glencore PLC	87,640	415,889
Rio Tinto PLC - ADR	7,616	491,461
Sumitomo Metal Mining Co. Ltd.	2,812	73,348
Vale S.A. - ADR	35,672	478,362
Zhejiang Huayou Cobalt Co. Ltd. - Class A	16,800	64,694
		2,496,052

Oil, Gas & Consumable Fuels - 3.8%
ENEOS Holdings, Inc.	39,208	169,307
SK Innovation Co., Ltd.(a)	840	73,869
		243,176
TOTAL COMMON STOCKS (Cost $6,839,326)		6,337,953

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(c)	97,694	97,694
TOTAL SHORT-TERM INVESTMENTS (Cost $97,694)		97,694

TOTAL INVESTMENTS - 100.0% (Cost $6,937,020)		$6,435,647
Liabilities in Excess of Other Assets – (0.0)%(d)		(2,596)
TOTAL NET ASSETS - 100.0%		$6,433,051

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
S.A. - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)	Represents less than 0.05% of net assets.

NEOS ETF Trust
Mast Global Battery Recycling & Production ETF
Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

Mast Global Battery Recycling & Production ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$6,337,953	$–	$–	$6,337,953
Money Market Funds	97,694	–	–	97,694
Total Assets	$6,435,647	$–	$–	$6,435,647

Refer to the Schedule of Investments for industry classifications.

Mast Global Battery Recycling & Production ETF invested, as a percentage of net assets, in the following countries as of February 29, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of February 29, 2024

(% of Net Assets)
China	$1,754,096	27.3%
Republic of Korea	786,275	12.2
United States	641,110	9.9
Japan	606,812	9.4
Australia	602,814	9.4
United Kingdom	491,461	7.6
Brazil	478,362	7.4
Switzerland	415,889	6.5
France	116,746	1.8
Finland	97,990	1.5
Chile	97,451	1.5
Sweden	93,709	1.5
Hong Kong	93,572	1.5
Belgium	86,504	1.4
Canada	72,856	1.1
Liabilities in Excess of Other Assets	(2,596)	0.0 (a)
	$6,433,051	100.0%
(a) Represents less than 0.05% of net assets.